Janus Henderson Research Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 99.9%
Aerospace & Defense – 1.6%
General Dynamics Corp	565,755	$121,722,188
Howmet Aerospace Inc	3,379,280	167,477,117
		289,199,305
Air Freight & Logistics – 1.5%
United Parcel Service Inc	1,516,478	271,828,681
Automobiles – 0.8%
Rivian Automotive Inc - Class A*	3,071,168	51,165,659
Tesla Inc*	370,384	96,955,420
		148,121,079
Beverages – 1.9%
Constellation Brands Inc - Class A	843,307	207,563,152
Monster Beverage Corp	2,380,979	136,763,434
		344,326,586
Biotechnology – 2.6%
Amgen Inc	426,345	94,657,117
Argenx SE (ADR)*	120,770	47,067,692
Madrigal Pharmaceuticals Inc*	164,000	37,884,000
Sarepta Therapeutics Inc*	669,186	76,635,181
United Therapeutics Corp*	257,601	56,865,421
Vertex Pharmaceuticals Inc*	444,266	156,341,648
		469,451,059
Capital Markets – 1.4%
Blackstone Group Inc	1,114,439	103,609,394
Charles Schwab Corp	1,321,558	74,905,907
LPL Financial Holdings Inc	291,831	63,452,814
		241,968,115
Chemicals – 0.8%
Sherwin-Williams Co	513,911	136,453,649
Diversified Financial Services – 5.2%
Apollo Global Management Inc	1,210,090	92,947,013
Global Payments Inc	304,088	29,958,750
Mastercard Inc	1,002,710	394,365,843
Visa Inc	1,734,524	411,914,759
		929,186,365
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc - Class A#	1,801,181	31,268,502
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One*	2,556,085	192,422,079
Netflix Inc*	437,651	192,780,889
		385,202,968
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	979,140	106,745,843
Boston Scientific Corp*	496,382	26,849,302
DexCom Inc*	417,423	53,643,030
Edwards Lifesciences Corp*	983,189	92,744,218
		279,982,393
Health Care Providers & Services – 2.3%
Centene Corp*	671,736	45,308,593
UnitedHealth Group Inc	763,327	366,885,489
		412,194,082
Hotels, Restaurants & Leisure – 3.1%
Booking Holdings Inc*	125,251	338,219,033
Caesars Entertainment Inc*	1,089,825	55,548,380
Chipotle Mexican Grill Inc*	77,518	165,811,002
		559,578,415
Household Products – 1.5%
Procter & Gamble Co	1,755,176	266,330,406
Information Technology Services – 0.3%
Snowflake Inc - Class A*	293,557	51,660,161
Insurance – 0.9%
Aon PLC - Class A	105,346	36,365,439
Progressive Corp/The	952,015	126,018,225
		162,383,664
Interactive Media & Services – 8.6%
Alphabet Inc - Class C*	7,816,846	945,603,861
Meta Platforms Inc - Class A*	2,037,337	584,674,972
		1,530,278,833

Shares or Principal Amounts		Value
Common Stocks– (continued)
Life Sciences Tools & Services – 1.0%
Danaher Corp	365,095	$87,622,800
Illumina Inc*	167,323	31,371,389
Thermo Fisher Scientific Inc	105,197	54,886,535
		173,880,724
Machinery – 2.0%
Deere & Co	585,727	237,330,723
Ingersoll Rand Inc	1,935,202	126,484,803
		363,815,526
Multiline Retail – 5.3%
Amazon.com Inc*	7,245,913	944,577,219
Oil, Gas & Consumable Fuels – 0.7%
EOG Resources Inc	1,032,216	118,126,799
Personal Products – 0.1%
Olaplex Holdings Inc*	3,475,713	12,929,652
Pharmaceuticals – 3.4%
AstraZeneca PLC (ADR)	1,359,455	97,296,194
Eli Lilly & Co	370,162	173,598,575
Merck & Co Inc	1,291,040	148,973,106
Novo Nordisk A/S (ADR)	291,485	47,171,017
Zoetis Inc	782,043	134,675,625
		601,714,517
Professional Services – 0.9%
CoStar Group Inc*	1,914,190	170,362,910
Road & Rail – 1.7%
JB Hunt Transport Services Inc	557,856	100,988,672
TFI International Inc	900,794	102,654,484
Uber Technologies Inc*	2,440,848	105,371,408
		309,014,564
Semiconductor & Semiconductor Equipment – 13.0%
Advanced Micro Devices Inc*	2,517,899	286,813,875
ASML Holding NV	346,209	250,914,973
KLA Corp	333,979	161,986,495
Lam Research Corp	423,551	272,283,996
Lattice Semiconductor Corp*	338,326	32,502,979
Marvell Technology Inc	930,418	55,620,388
NVIDIA Corp	2,474,755	1,046,870,860
ON Semiconductor Corp*	935,047	88,436,745
Texas Instruments Inc	645,088	116,128,742
		2,311,559,053
Software – 21.0%
Adobe Inc*	587,105	287,088,474
Atlassian Corp - Class A*	892,874	149,833,186
Autodesk Inc*	349,257	71,461,475
Cadence Design Systems Inc*	946,266	221,918,302
Microsoft Corp	6,332,231	2,156,377,945
Palo Alto Networks Inc*	654,814	167,311,525
ServiceNow Inc*	289,777	162,845,981
Synopsys Inc*	474,181	206,463,149
Tyler Technologies Inc*	123,746	51,536,497
Workday Inc - Class A*	1,146,626	259,011,347
		3,733,847,881
Specialty Retail – 2.8%
O'Reilly Automotive Inc*	265,029	253,182,204
TJX Cos Inc	2,904,661	246,286,206
		499,468,410
Technology Hardware, Storage & Peripherals – 7.7%
Apple Inc	7,055,546	1,368,564,258
Textiles, Apparel & Luxury Goods – 1.4%
Deckers Outdoor Corp*	192,125	101,376,677
NIKE Inc - Class B	1,404,273	154,989,611
		256,366,288
Trading Companies & Distributors – 0.8%
Ferguson PLC	895,232	140,828,946
Wireless Telecommunication Services – 1.6%
T-Mobile US Inc*	1,996,500	277,313,850
Total Common Stocks (cost $9,900,889,215)		17,791,784,860
Private Placements– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc*,¢,£,§((cost $3,000,000)	2,727,273	3
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $31,354,559)	31,348,289	31,354,559

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	1,366,998	$1,366,998
Time Deposits – 0%
Royal Bank of Canada, 5.0600%, 7/3/23	$341,750	341,750
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,708,748)		1,708,748
Total Investments (total cost $9,936,952,522) – 100.1%		17,824,848,170
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(20,032,032)
Net Assets – 100%		$17,804,816,138

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$17,279,743,810	96.9%
Netherlands	250,914,973	1.4
Canada	102,654,484	0.6
United Kingdom	97,296,194	0.5
Denmark	47,171,017	0.3
Belgium	47,067,692	0.3

Total	$17,824,848,170	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/23
Private Placements - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc*,¢,§	$-	$-	$-	$3
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	598,304	(1,152)	-	31,354,559
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	54,825∆	-	-	1,366,998
Total Affiliated Investments - 0.2%	$653,129	$(1,152)	$-	$32,721,560

(1) For securities that were affiliated for a portion of the period ended June 30, 2023, this column reflects amounts for the entire period ended June 30, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Private Placements - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc*,¢,§	3	-	-	3
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	13,038,186	620,343,832	(602,026,307)	31,354,559
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	1,275,965	224,636,392	(224,545,359)	1,366,998

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $3, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc	1/26/21	$3,000,000	$3	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$17,791,784,860	$-	$-
Private Placements	-	-	3
Investment Companies	-	31,354,559	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,708,748	-
Total Assets	$17,791,784,860	$33,063,307	$3

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70249 08-23